EMPLOYEE BENEFITS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	€ 15,727	€ 13,650	€ 11,930
Employee benefits	€ 59,985	€ 88,116
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of discount rates (percent)	0.40%	0.70%	1.70%
Average duration of benefit obligation	8 years
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of discount rates (percent)	0.00%	0.00%	0.80%
Average duration of benefit obligation	13 years
Short-term bonus benefit provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 36,723	€ 62,890
Jubilee benefits provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 3,332	€ 3,297
Years of service achieved	30 years